EMPLOYEE BENEFITS	3 Months Ended
Mar. 31, 2025
Employee Benefits
EMPLOYEE BENEFITS

NOTE 11 – EMPLOYEE BENEFITS

The severance pay liability constitutes a defined benefit plan and was calculated using actuarial assumptions. In measuring the present value of the defined benefit obligation and the current service costs the projected unit credit method was used.

Plan assets (liability)

Information on the Company’s defined benefit pension plans and other defined benefit plans, in aggregate, is summarized as follows:

	March 31, 2025	December 31, 2024
Defined benefit plan liabilities	$(98,728)	$(100,430)
Less: fair value of plan assets or asset ceiling	-	-
	$(98,728)	$(100,430)

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 11 – EMPLOYEE BENEFITS (continued)

Changes in the present value of the defined benefit plan liability

The following are the continuities of the fair value of plan assets and the present value of the defined benefit plan obligations:

	March 31, 2025	December 31, 2024
Balance, opening	$(100,430)	$(91,533)
Recognized in profit this year:
Interest costs	(1,506)	(5,614)
Current service cost	(1,503)	(5,605)
Recognized in other comprehensive profit:
Actuary loss for change of assumptions	2,620	9,770
Translation differences	2,091	(7,448)
Balance, ending	$(98,728)	$(100,430)

The actual amount paid may vary from the estimate based on actuarial valuations being completed, investment performance, volatility in discount rates, regulatory requirements and other factors.

Major assumptions in determining the defined benefit plan liability

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the year were as follows (expressed as weighted averages):

	March 31, 2025	December 31, 2024
Capitalization rate	3.00%	3.00%
Salary growth rate	0%	0%
Retirement rate	5%	5%